RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 17: -	RELATED PARTIES BALANCES AND TRANSACTIONS

a.
The Company’s board approved Galil Software pursuant to which the Company acquired services amounting to approximately $ 325 and $ 993 for the years ended December 31, 2023 and 2022 respectively.

As of December 31, 2023 and 2022, the Company had other payables balance due to its related party in amount of approximately $ 24 and $ 93 , respectively.

During 2024, Galil Software does not considered as a related party anymore.

b.
Lynrock Lake Master Fund LP (“Lynrock”) is a Major Sharholder of the Company’s ordinary shares as of December 31, 2024 and 2023. As of December 31, 2024, the Company had an outstanding senior unsecured promissory note in an aggregate principal amount of $ 40,000 (the “Note”) issued to Linrock, see note 18 below. The Company recorded amortization expenses related to the issuance costs of the notes during the years ended December 31, 2024 and 2023, in amounts of $ 200 and $ 198, respectively.

In addition, as of December 31, 2024 and 2023, the Company had Convertible debt balances due to its Note in amounts of approximately $ 39,973 and $ 39,773, respectively.